Credit risk - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 215,925	£ 203,318
Financial assets at fair value through other comprehensive income	30,690	27,592
Total financial assets	870,816	846,753
Securities lending
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	889	633
Financial assets at fair value through other comprehensive income	6,124	5,245
Total financial assets	£ 7,013	£ 5,878